Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AdvisorShares Trust
Entity Central Index Key	0001408970
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000081186
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright ADR ETF
Trading Symbol	AADR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright ADR ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright ADR ETF	$59	1.10%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 23,521,032
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$23,521,032 Total number of portfolio holdings37 Period portfolio turnover rate38%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Insurance	1.8%
Miscellaneous Manufacturing	2.1%
Food Service	2.1%
Mining	2.2%
Semiconductors	2.4%
Commercial Services	2.6%
Software	3.1%
Electronics	3.3%
Electric	4.3%
Computers	4.5%
Telecommunications	4.6%
Oil & Gas	5.0%
Other	59.8%
Money Market Funds	14.5%
Assets Less Liabilities	(12.3)%
Total	100.0%

C000216698
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright FSM All Cap World ETF
Trading Symbol	DWAW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM All Cap World ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM All Cap World ETF	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 82,636,317
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$82,636,317 Total number of portfolio holdings4 Period portfolio turnover rate167%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Equity Fund	99.7%
Money Market Funds	3.7%
Assets Less Liabilities	(3.4)%
Total	100.0%

C000216699
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright FSM US Core ETF
Trading Symbol	DWUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM US Core ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM US Core ETF	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 113,671,468
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$113,671,468 Total number of portfolio holdings4 Period portfolio turnover rate95%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Holdings	% of Net Assets
Equity Fund	99.7%
Money Market Funds	30.7%
Assets Less Liabilities	(30.4)%
Total	100.0%

C000201033
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright Short ETF
Trading Symbol	DWSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright Short ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright Short ETF	$342	6.82%

Expenses Paid, Amount	$ 342
Expense Ratio, Percent	6.82%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 13,417,731
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$13,417,731 Total number of portfolio holdings101 Period portfolio turnover rate111%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Retail	(12.1)%
Healthcare - Products	(8.3)%
Oil & Gas	(7.6)%
Semiconductors	(7.1)%
Chemicals	(6.1)%
Internet	(5.4)%
Auto Parts & Equipment	(4.6)%
Biotechnology	(4.2)%
Oil & Gas Services	(3.8)%
Healthcare - Services	(3.1)%
Cosmetics/Personal Care	(3.1)%
REITS	(3.0)%
Other	(30.5)%
Money Market Fund	213.5%
Assets Less Liabilities	(14.6)%
Total	100.0%

C000173320
Shareholder Report [Line Items]
Fund Name	AdvisorShares Focused Equity ETF
Trading Symbol	CWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Focused Equity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Focused Equity ETF	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 175,578,801
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$175,578,801 Total number of portfolio holdings26 Period portfolio turnover rate25%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Engineering & Construction	3.8%
Water	4.0%
Electronics	4.0%
Media	4.0%
Aerospace/Defense	4.0%
Packaging & Containers	4.0%
Diversified Financial Services	4.0%
Metal Fabricate / Hardware	4.0%
Machinery - Diversified	4.0%
Real Estate	4.1%
Computers	4.1%
Auto Parts & Equipment	8.0%
Other	47.9%
Money Market Fund	0.1%
Assets Less Liabilities	-%
Total	100.0%

C000227805
Shareholder Report [Line Items]
Fund Name	AdvisorShares Gerber Kawasaki ETF
Trading Symbol	GK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Gerber Kawasaki ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Gerber Kawasaki ETF	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 23,419,701
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$23,419,701 Total number of portfolio holdings30 Period portfolio turnover rate31%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Aerospace/Defense	1.0%
Diversified Financial Services	1.7%
Lodging	2.1%
Apparel	2.1%
Auto Manufacturers	2.2%
Healthcare - Products	2.2%
Entertainment	3.1%
Home Builders	3.6%
Equity Fund	3.9%
Building Materials	4.7%
Venture Capital	4.9%
Media	5.0%
Other	61.9%
Money Market Fund	1.8%
Assets Less Liabilities	(0.2)%
Total	100.0%

C000226855
Shareholder Report [Line Items]
Fund Name	AdvisorShares Hotel ETF
Trading Symbol	BEDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Hotel ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Hotel ETF	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 3,959,700
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$3,959,700 Total number of portfolio holdings28 Period portfolio turnover rate62%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Entertainment	3.8%
Commercial Services	6.1%
REITS	19.2%
Internet	21.2%
Leisure Time	22.2%
Lodging	25.6%
Money Market Funds	5.3%
Assets Less Liabilities	(3.4)%
Total	100.0%

C000099071
Shareholder Report [Line Items]
Fund Name	AdvisorShares Insider Advantage ETF
Trading Symbol	SURE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Insider Advantage ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Insider Advantage ETF	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 47,166,480
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$47,166,480 Total number of portfolio holdings101 Period portfolio turnover rate115%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Cosmetics/Personal Care	0.9%
Oil & Gas Services	0.9%
Banks	0.9%
Food	1.0%
Media	1.0%
Machinery - Construction & Mining	1.0%
Household Products/Wares	1.0%
Gas	1.0%
Entertainment	1.0%
Electric	1.0%
Pharmaceuticals	1.0%
Agriculture	1.1%
Other	88.0%
Assets Less Liabilities	0.2%
Total	100.0%

C000237353
Shareholder Report [Line Items]
Fund Name	AdvisorShares MSOS Daily Leveraged ETF
Trading Symbol	MSOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares MSOS Daily Leveraged ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares MSOS Daily Leveraged ETF	$28	0.95%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 20,436,699
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$20,436,699 Total number of portfolio holdings3 Period portfolio turnover rate0%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Money Market Fund	4.5%
Assets Less Liabilities	95.5%
Total	100.0%

C000227806
Shareholder Report [Line Items]
Fund Name	AdvisorShares Psychedelics ETF
Trading Symbol	PSIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Psychedelics ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Psychedelics ETF	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 6,314,699
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$6,314,699 Total number of portfolio holdings27 Period portfolio turnover rate63%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Healthcare - Services	1.3%
Pharmaceuticals	20.2%
Biotechnology	68.3%
Money Market Funds	17.6%
Assets Less Liabilities	(7.4)%
Total	100.0%

C000211119
Shareholder Report [Line Items]
Fund Name	AdvisorShares Pure Cannabis ETF
Trading Symbol	YOLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Pure Cannabis ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure Cannabis ETF	$21	0.49%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 31,327,807
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$31,327,807 Total number of portfolio holdings28 Period portfolio turnover rate18%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Agriculture	8.2%
Biotechnology	0.8%
Distributors	14.2%
Equity Fund	34.8%
Machinery	1.0%
Pharmaceuticals	30.8%
REITS	6.9%
Software	1.3%
Specialty Retail	1.7%
Money Market Funds	2.3%
Assets Less Liabilities	(2.0)%
Total	100.0%

C000215439
Shareholder Report [Line Items]
Fund Name	AdvisorShares Pure US Cannabis ETF
Trading Symbol	MSOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Pure US Cannabis ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure US Cannabis ETF	$28	0.74%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.74%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 495,752,797
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$495,752,797 Total number of portfolio holdings42 Period portfolio turnover rate0%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Pharmaceuticals	7.0%
Money Market Funds	14.3%
Assets Less Liabilities	78.7%
Total	100.0%

C000223023
Shareholder Report [Line Items]
Fund Name	AdvisorShares Q Dynamic Growth ETF
Trading Symbol	QPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Q Dynamic Growth ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Q Dynamic Growth ETF	$75	1.45%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 26,765,412
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$26,765,412 Total number of portfolio holdings8 Period portfolio turnover rate117%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Equity Fund	96.9%
Money Market Funds	13.5%
Assets Less Liabilities	(10.4)%
Total	100.0%

C000092409
Shareholder Report [Line Items]
Fund Name	AdvisorShares Ranger Equity Bear ETF
Trading Symbol	HDGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Ranger Equity Bear ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Ranger Equity Bear ETF	$154	3.29%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	3.29%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 47,324,369
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	362.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$47,324,369 Total number of portfolio holdings65 Period portfolio turnover rate362%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Semiconductors	(16.1)%
Software	(13.4)%
Retail	(8.5)%
REITS	(7.1)%
Computers	(6.5)%
Chemicals	(4.8)%
Banks	(4.7)%
Home Builders	(4.5)%
Healthcare - Services	(3.5)%
Auto Parts & Equipment	(2.9)%
Diversified Financial Services	(2.9)%
Electrical Components & Equipment	(1.7)%
Other	(22.1)%
Money Market Funds	144.9%
Assets Less Liabilities	53.8%
Total	100.0%

C000226856
Shareholder Report [Line Items]
Fund Name	AdvisorShares Restaurant ETF
Trading Symbol	EATZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Restaurant ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Restaurant ETF	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 3,354,333
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$3,354,333 Total number of portfolio holdings25 Period portfolio turnover rate50%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Food Service	4.7%
Food	18.5%
Retail	75.7%
Money Market Funds	6.6%
Assets Less Liabilities	(5.5)%
Total	100.0%

C000105934
Shareholder Report [Line Items]
Fund Name	AdvisorShares STAR Global Buy-Write ETF
Trading Symbol	VEGA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares STAR Global Buy-Write ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares STAR Global Buy-Write ETF	$58	1.12%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 65,292,570
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$65,292,570 Total number of portfolio holdings12 Period portfolio turnover rate6%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Purchased Put Option	0.0%Footnote Reference**
Written Call Option	(0.0)%Footnote Reference**
Debt Fund	30.9%
Equity Fund	65.7%
Money Market Funds	14.9%
Assets Less Liabilities	(11.5)%
Total	100.0%

C000194564
Shareholder Report [Line Items]
Fund Name	AdvisorShares Vice ETF
Trading Symbol	VICE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Vice ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Vice ETF	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 7,093,508
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024. Fund net assets$7,093,508 Total number of portfolio holdings23 Period portfolio turnover rate84%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2024.
Holdings [Text Block]
Sector	% of Net Assets
Lodging	4.8%
Semiconductors	5.4%
REITS	7.9%
Beverages	8.1%
Internet	9.1%
Software	13.2%
Retail	13.9%
Agriculture	15.8%
Entertainment	16.2%
Money Market Fund	5.7%
Assets Less Liabilities	(0.1)%
Total	100.0%